d

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	COMMON STOCKS — 91.5%
	ADVERTISING & MARKETING - 1.0%
10,796	Innocean Worldwide, Inc., Class A(a)	$ 617,210

	APPAREL & TEXTILE PRODUCTS - 2.0%
916,000	Pacific Textiles Holdings Ltd.	568,602
2,290	Swatch Group A.G. (The)	659,638
		1,228,240
	ASSET MANAGEMENT - 2.0%
158,700	Jupiter Fund Management PLC	621,328
11,400	Onex Corporation	603,721
		1,225,049
	AUTOMOTIVE - 9.1%
14,235	BorgWarner, Inc.	597,728
4,835	Continental A.G.	676,679
19,730	Cooper Tire & Rubber Company	725,078
12,400	Faurecia S.E.(a)	648,909
28,800	FCC Company Ltd.	462,087
15,650	Linamar Corporation	798,930
19,500	Stanley Electric Company Ltd.	610,009
43,602	Stellantis N.V.	664,058
18,700	TS Tech Company Ltd.	541,362
		5,724,840
	BANKING - 1.0%
699,800	Grupo Financiero Inbursa S.A.B. de C.V. (a)	627,461

	CHEMICALS - 6.6%
11,780	Covestro A.G.	800,238
760,000	Dongyue Group Ltd.	526,634
15,100	LOTTE Fine Chemical Company Ltd.(a)	732,316
14,100	Nitto Denko Corporation	1,278,059
49,000	Zeon Corporation	786,697
		4,123,944
	COMMERCIAL SUPPORT SERVICES – 3.9%
32,020	Kelly Services, Inc., Class A	625,031
6,800	ManpowerGroup, Inc.	601,392
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 91.5% (Continued)
	COMMERCIAL SUPPORT SERVICES – 3.9% (Continued)
10,930	Randstad N.V.(a)	$ 682,884
30,460	TrueBlue, Inc.(a)	566,251
		2,475,558
	CONSTRUCTION MATERIALS - 1.1%
19,400	Apogee Enterprises, Inc.	680,940

	CONTAINERS & PACKAGING - 1.2%
47,965	Transcontinental, Inc., Class A	769,691

	ELECTRICAL EQUIPMENT - 1.1%
15,600	Tokyo Seimitsu Company Ltd.	721,291

	ENGINEERING & CONSTRUCTION - 1.9%
5,243,000	DMCI Holdings, Inc.	569,886
268,714	Maire Tecnimont SpA(a)	613,025
		1,182,911
	ENTERTAINMENT CONTENT - 2.9%
25,800	GungHo Online Entertainment, Inc.(a)	643,204
317,000	IGG, Inc.	410,863
43,172	MSG Networks, Inc., Class A(a) ^	745,581
		1,799,648
	FOOD - 0.9%
45,100	Tiger Brands Ltd. ^	592,768

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
209,085	Navigator Company S.A. (The)	627,510

	HEALTH CARE FACILITIES & SERVICES - 1.4%
30,000	H.U. Group Holdings, Inc.	892,022

	HOME CONSTRUCTION - 3.0%
72,700	Barratt Developments PLC(a)	633,140
147,840	Crest Nicholson Holdings PLC(a)	652,959
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 91.5% (Continued)
	HOME CONSTRUCTION - 3.0% (Continued)
82,840	Redrow PLC (a)	$ 594,872
		1,880,971
	HOUSEHOLD PRODUCTS - 1.3%
14,340	Nu Skin Enterprises, Inc., Class A	829,856

	LEISURE FACILITIES & SERVICES - 1.9%
961,600	Genting Singapore Ltd.	617,141
40,280	Grand Korea Leisure Company Ltd.(a)	551,072
		1,168,213
	MACHINERY - 3.0%
58,800	Amada Company Ltd.	662,021
21,235	Doosan Bobcat, Inc.(a)	572,342
11,200	OKUMA Corporation	672,437
		1,906,800
	METALS & MINING - 3.3%
123,325	Alliance Resource Partners, L.P.	620,325
165,190	Coronado Global Resources, Inc.	164,701
156,515	Sandfire Resources Ltd.	567,010
32,430	Warrior Met Coal, Inc.	746,538
		2,098,574
	OIL & GAS PRODUCERS - 3.6%
702,500	DNO ASA(a)	551,211
60,800	Itochu Enex Company Ltd.	584,305
39,730	Parex Resources, Inc.(a)	601,194
414,750	Viva Energy Group Ltd.	551,771
		2,288,481
	PUBLISHING & BROADCASTING - 2.8%
161,350	Atresmedia Corp de Medios de Comunicacion S.A.(a)	640,641
7,220,200	Media Nusantara Citra Tbk P.T.(a)	530,358
118,700	Mediaset Espana Comunicacion S.A.(a)	610,173
		1,781,172
	REAL ESTATE SERVICES - 1.0%
16,190	RMR Group, Inc. (The), Class A	597,087

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 91.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.0%
27,000	Arcs Company Ltd.	$ 597,612

	RETAIL - DISCRETIONARY - 10.6%
26,615	Buckle, Inc. (The)^	1,046,501
860,000	China Lilang Ltd.	579,029
12,155	Dillard's, Inc., Class A ^	1,067,330
55,300	EDION Corporation	541,941
14,920	Foot Locker, Inc.	653,794
769,600	Matahari Department Store Tbk P.T.(a)	62,576
57,980	Qurate Retail, Inc. - Series A	730,548
6,500	Shimamura Company Ltd.	721,883
44,240	Takkt A.G.(a)	555,862
24,327	Urban Outfitters, Inc.(a) ^	667,290
		6,626,754
	SEMICONDUCTORS - 1.1%
15,100	Ulvac, Inc.	682,384

	SPECIALTY FINANCE – 3.0%
26,660	Enova International, Inc.(a)	602,516
108,720	Resurs Holding A.B. (a)	589,202
19,882	Synchrony Financial	669,029
		1,860,747
	STEEL - 5.7%
18,960	APERAM S.A.	820,668
57,660	BlueScope Steel Ltd.	723,918
259,400	Novolipetskiy Metallurgicheskiy Kombinat PAO	717,681
11,675	Nucor Corporation	568,923
42,200	Russel Metals, Inc.^	757,702
		3,588,892
	TECHNOLOGY HARDWARE - 12.1%
30,100	Brother Industries Ltd.	671,187
315,000	FLEXium Interconnect, Inc.	1,333,384
40,000	Inaba Denki Sangyo Company Ltd.	935,001
14,400	Mabuchi Motor Company Ltd.	593,811
CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 91.5% (Continued)
	TECHNOLOGY HARDWARE - 12.1% (Continued)
19,600	Melco Holdings, Inc.	$ 700,993
466,000	Pegatron Corporation	1,303,983
24,000	Taiyo Holdings Company Ltd.	1,428,552
78,600	VTech Holdings Ltd.	628,353
		7,595,264
	TRANSPORTATION & LOGISTICS - 1.0%
31,430	Hawaiian Holdings, Inc.	615,085

	TOTAL COMMON STOCKS (Cost $50,036,194)	57,406,975

	PREFERRED STOCKS — 0.3%
	RETAIL - DISCRETIONARY - 0.3%
1,739	Qurate Retail, Inc. (a)	174,004

	TOTAL PREFERRED STOCKS (Cost $146,329)	174,004
	SHORT-TERM INVESTMENTS — 9.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL- 4.4%
2,786,021	Dreyfus Cash Management Fund - Institutional Class, 0.07% (b) (c)	2,786,021

	MONEY MARKET FUND - 4.7%
2,967,330	Dreyfus Cash Management, Institutional Class, 0.07% (b)	2,970,594
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,756,558)	5,756,615
	TOTAL INVESTMENTS – 100.9% (Cost $55,939,081)	$ 63,337,594
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(567,093)
	NET ASSETS - 100.0%	$ 62,770,501

^	All or a portion of the security is on loan. Total loaned securities had a value of $2,768,010 at January 31, 2021.
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.
(c)	Security was purchased with cash received as collateral for securities on loan as of January 31, 2021. Total collateral had a value of $2,786,021 at January 31, 2021. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $1,239,647 as of January 31, 2021.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares		Value
	COMMON STOCKS — 58.4%
	ADVERTISING & MARKETING - 1.0%
512	Innocean Worldwide, Inc., Class A(a)	$ 29,271

	APPAREL & TEXTILE PRODUCTS - 1.1%
110	Swatch Group A.G. (The)	31,686

	ASSET MANAGEMENT - 2.0%
7,401	Jupiter Fund Management PLC	28,975
520	Onex Corporation	27,538
		56,513
	AUTOMOTIVE - 4.1%
235	Continental A.G.	32,888
618	Faurecia S.E.(a)	32,340
1,400	FCC Company Ltd.	22,463
2,055	Stellantis N.V.	31,298
		118,989
	BANKING - 1.0%
33,300	Grupo Financiero Inbursa S.A.B. de C.V. (a)	29,858

	CHEMICALS - 6.6%
562	Covestro A.G.	38,178
846	Johnson Matthey PLC	34,034
700	LOTTE Fine Chemical Company Ltd. (a)	33,948
600	Nitto Denko Corporation	54,386
16,800	Petronas Chemicals Group Bhd	27,774
		188,320
	COMMERCIAL SUPPORT SERVICES - 1.9%
14,330	Hays PLC(a)	27,424
4,520	Pagegroup PLC(a)	27,765
		55,189
	CONTAINERS & PACKAGING - 1.2%
2,235	Transcontinental, Inc., Class A	35,865

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 58.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.0%
700	Hitachi Ltd.	$ 28,837

	ENGINEERING & CONSTRUCTION - 1.9%
237,000	DMCI Holdings, Inc.	25,761
12,416	Maire Tecnimont SpA(a)	28,325
		54,086
	ENTERTAINMENT CONTENT - 2.1%
5,200	Gree, Inc.	28,598
1,200	GungHo Online Entertainment, Inc. (a)	29,917
		58,515
	FOOD - 0.9%
2,055	Tiger Brands Ltd.	27,010

	HEALTH CARE FACILITIES & SERVICES - 1.2%
1,200	H.U. Group Holdings, Inc.	35,681

	HOME CONSTRUCTION - 1.0%
6,590	Crest Nicholson Holdings PLC(a)	29,106

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
3,200	NSK Ltd.	29,014

	LEISURE FACILITIES & SERVICES - 1.9%
44,800	Genting Singapore Ltd.	28,752
1,854	Grand Korea Leisure Company Ltd. (a)	25,365
		54,117
	MACHINERY - 1.1%
2,700	Amada Company Ltd.	30,399

	METALS & MINING - 1.2%
7,632	Coronado Global Resources, Inc.	7,609
7,165	Sandfire Resources Ltd.	25,957
		33,566
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 58.4% (Continued)
	OIL & GAS PRODUCERS - 2.7%
32,800	DNO ASA(a)	$ 25,736
1,836	Parex Resources, Inc.(a)	27,783
18,026	Viva Energy Group Ltd.	23,981
		77,500
	PUBLISHING & BROADCASTING - 2.0%
7,415	Atresmedia Corp de Medios de Comunicacion S.A. (a)	29,441
5,460	Mediaset Espana Comunicacion S.A. (a)	28,067
		57,508
	RETAIL - DISCRETIONARY - 3.1%
41,000	China Lilang Ltd.	27,605
25,700	Matahari Department Store Tbk P.T. (a)	2,090
300	Shimamura Company Ltd.	33,317
2,040	Takkt A.G.(a)	25,632
		88,644
	SPECIALTY FINANCE - 1.0%
5,130	Resurs Holding A.B. (a)	27,802

	STEEL - 4.4%
2,830	BlueScope Steel Ltd.	35,531
1,800	Russel Metals, Inc.	32,319
3,771	Tenaris S.A.	29,118
4,440	Vesuvius PLC	30,199
		127,167
	TECHNOLOGY HARDWARE - 9.6%
14,000	FLEXium Interconnect, Inc.	59,262
1,700	Inaba Denki Sangyo Company Ltd.	39,738
700	Mabuchi Motor Company Ltd.	28,866
900	Melco Holdings, Inc.	32,188
20,000	Pegatron Corporation	55,965
1,000	Taiyo Holdings Company Ltd.	59,522
		275,541
	TRANSPORTATION & LOGISTICS - 2.2%
227	Hyundai Glovis Company Ltd.	38,495
CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021

Shares		Value
	COMMON STOCKS — 58.4% (Continued)
	TRANSPORTATION & LOGISTICS - 2.2% (Continued)
1,910	Westshore Terminals Investment Corporation	$ 23,913
		62,408
	TRANSPORTATION EQUIPMENT - 1.2%
6,900	Zhuzhou CRRC Times Electric Company Ltd., H Shares	34,557

	TOTAL COMMON STOCKS (Cost $1,523,409)	1,677,149

	EXCHANGE-TRADED FUNDS — 28.3%
	EQUITY - 28.3%
11,096	Vanguard FTSE Developed Markets ETF	520,069
5,667	Vanguard FTSE Emerging Markets ETF	292,871
		812,940

	TOTAL EXCHANGE-TRADED FUNDS (Cost $717,081)	812,940

	SHORT-TERM INVESTMENT — 13.1%
	MONEY MARKET FUND - 13.1%
374,771	Dreyfus Cash Management, Institutional Class, 0.07% (Cost $375,255)(b)	375,183

	TOTAL INVESTMENTS - 99.8% (Cost $2,615,745)	$ 2,865,272
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	6,722
	NET ASSETS - 100.0%	$ 2,871,994

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of a Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV.  However, a Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET.  The Funds utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2021 for each Fund’s investments measured at fair value:

Conductor Global Equity Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,779,580	$ 38,627,395	$ -	$ 57,406,975
Preferred Stock	174,004	-	-	174,004
Short-Term Investments	5,756,615	-	-	5,756,615
Total	$ 24,710,199	$ 38,627,395	$ -	$ 63,337,594

Conductor International Equity Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 208,573	$ 1,468,576	$ -	$ 1,677,149
Exchange Traded Funds	812,940	-	-	812,940
Short-Term Investment	375,183	-	-	375,183
Total	$ 1,396,696	$ 1,468,576	$ -	$ 2,865,272

The Funds did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments

.

Each Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with each Fund’s investments which include but are not limited to active trading risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging market risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, short selling risk, small-cap and mid-cap securities risk, value investing risk, valuation risk, and volatility risk.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments.

Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Foreign (Non-U.S.) Investments Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Geographic and Sector Risk - The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Aggregate Unrealized Appreciation & Depreciation - Tax Basis
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Conductor Global Equity Value Fund	$ 56,050,771	$ 8,403,474	$ (1,116,651)	$ 7,286,823
Conductor International Equity Value Fund	2,622,375	283,686	(40,789)	242,897